Filed with the Securities and Exchange Commission on November 9, 2017

1933 Act Registration File No. 333-165633
1940 Act File No. 811-22397

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 19	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒
(Check appropriate box or boxes.)

IronBridge Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (630) 684-8300

John G. Davis
One Parkview Plaza, Suite 700
 Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)

Copies to:
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
 Chicago, Illinois 60601
Attention: Arthur Don and Paul Morton

It is proposed that this filing will become effective

[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment ("PEA") No. 19 to the Registration Statement of IronBridge Funds, Inc. (the "Company") hereby incorporates Parts A, B and C from the Company's PEA No. 18 on Form N-1A filed October 30, 2017. This PEA No. 19 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 18 to the Company's Registration Statement for its series: IronBridge Small Cap Fund, IronBridge SMID Cap Fund and IronBridge Large Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oakbrook Terrace, and State of Illinois, on November 9, 2017.

IRONBRIDGE FUNDS, INC. (Registrant)

By: /s/ John G. Davis
John G. Davis
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date

/s/ John G. Davis	President and Chief Executive Officer	November 9, 2017
John G. Davis	(principal executive officer)

/s/ Ty M. Baird	Treasurer and Chief Financial Officer	November 9, 2017
Ty M. Baird	(principal financial officer and principal
accounting officer)

/s/Margaret M. Eisen	Director	November 9, 2017
Margaret M. Eisen

/s/ Walter H. Clark*	Director	November 9, 2017
Walter H. Clark

/s/ James W. Haugh*	Director	November 9, 2017
James W. Haugh

/s/ James M. Snyder*	Director	November 9, 2017
James M. Snyder

* John G. Davis signs this document on behalf of each of the persons indicated and on the date indicated pursuant to the powers of attorney filed as Exhibit 28(q) to the Registrant's registration statement file number 333-165633 on June 8, 2010.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX-101.DEF	XBRL Definition Linkbase Document
EX-101.LAB	XBRL Label Linkbase Document
EX-101.PRE	XBRL Presentation Linkbase Document